Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Benefit Plans

Note 17.

Benefit Plans

     Through June 30, 2011, the date of the Distribution, certain employees of the Company participated in Cablevision's non-contributory, qualified defined benefit cash balance pension plan (the "Cash Balance Pension Plan") and non-contributory non-qualified defined benefit excess cash balance plan (the "Excess Cash Balance Plan"). In connection with the Cash Balance Pension Plan and the Excess Cash Balance Plan (collectively, the "Pension Plans"), the Company was charged by Cablevision for credits made into an account established for each participant. Such credits were based upon a percentage of eligible base pay and a market-based rate of return.

     Certain employees of the Company participate in Cablevision's qualified defined contribution 401(k) savings plan (the "401(k) Plan") and non-qualified excess savings plan (the "Excess Savings Plan"). Under the 401(k) Plan, a tax-qualified retirement savings plan, participating Company employees may contribute into their plan accounts a percentage of their eligible pay on a before-tax basis as well as a percentage of their eligible pay on an after-tax basis. The Company makes matching contributions on behalf of participating employees in accordance with the terms of the 401(k) Plan. From the date of the Distribution, in addition to the matching contribution, the Company will make a discretionary year-end contribution to employee 401(k) Plan accounts equal to 4% of eligible compensation, subject to certain conditions.

     The Excess Savings Plan is a non-qualified deferred compensation plan that operates in conjunction with the 401(k) Plan. The Company provides a matching contribution to the Excess Savings Plan similar to the 401(k) Plan.

     Total expense related to all benefit plans was $7,865, $7,285 and $6,973 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company does not provide postretirement benefits for any of its employees.